Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net income	$ 622	$ 223	$ 1,285	$ 363
Items that may be reclassified subsequently to profit or loss:
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $nil, $nil, $nil and $nil	(2)	0	(1)	0
Currency translation adjustments, net of tax $nil, $nil, $nil and $nil	(1)	(1)	(5)	(3)
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on post employment benefit obligations, net of tax $nil, $nil, $nil and $nil	(5)	0	(2)	0
Net unrealized change on equity investments	118	11	93	7
Total other comprehensive income	110	10	85	4
Total comprehensive income	732	233	1,370	367
Attributable to:
Equity holders of Barrick Gold Corporation	467	204	842	309
Non-controlling interests	$ 265	$ 29	$ 528	$ 58